Financial instruments - Fair values and risk management - Notional principal amounts (Details) € in Millions	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 $ / €	Mar. 31, 2022 £ / €	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 $ / €	Mar. 31, 2021 £ / €	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 $ / €	Mar. 31, 2020 £ / €
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate		1.1065	0.8422		1.1728	0.8510		1.1029	0.8883
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedged exchange rate | $ / €		1.21
Foriegn currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 6,705.5			€ 3,069.3			€ 7,746.6
Forward foreign exchange contracts - Within 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,607.7			1,506.9			3,670.9
Forward foreign exchange contracts - Greater than 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 2,097.8			€ 1,562.4			€ 4,075.7